LOANS AND LEASES - Leasing Maturity (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Receivables [Abstract]
Sales-Type and Direct Financing Leases, Lease Receivable, to be Received, Year One	$ 56,640
Sales-Type and Direct Financing Leases, Lease Receivable, to be Received, Year Two	46,366
Sales-Type and Direct Financing Leases, Lease Receivable, to be Received, Year Three	39,495
Sales-Type and Direct Financing Leases, Lease Receivable, to be Received, Year Four	37,877
Sales-Type and Direct Financing Leases, Lease Receivable, to be Received, Year Five	31,826
Sales-Type and Direct Financing Leases, Lease Receivable, to be Received, after Year Five	37,512
Sales-type and Direct Financing Leases, Lease Receivable	249,716
Sales-type and Direct Financing Leases, Lease Receivable, Undiscounted Excess Amount	(29,650)
Sales-Type and Direct Financing Leases, Lease Receivable, Payments to be Received	$ 220,066